First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 67.3%
	Advertising — 0.6%
$5,000,000	Clear Channel Outdoor Holdings, Inc. (a)	7.75%	04/15/28	$5,004,440
3,450,000	Clear Channel Outdoor Holdings, Inc. (a)	7.88%	04/01/30	3,634,427
1,380,000	Clear Channel Outdoor Holdings, Inc. (a)	7.13%	02/15/31	1,439,972
				10,078,839
	Aerospace & Defense — 1.2%
684,000	Amentum Holdings, Inc. (a)	7.25%	08/01/32	721,222
1,035,000	Axon Enterprise, Inc. (a)	6.13%	03/15/30	1,066,515
690,000	Axon Enterprise, Inc. (a)	6.25%	03/15/33	715,361
692,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	703,086
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	5,104,685
1,663,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,695,467
10,652,000	TransDigm, Inc. (a) (b)	6.38%	05/31/33	10,851,320
				20,857,656
	Alternative Carriers — 0.3%
4,339,000	Level 3 Financing, Inc. (a)	7.00%	03/31/34	4,497,873
	Apparel Retail — 0.2%
1,000,000	Nordstrom, Inc.	4.00%	03/15/27	993,082
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,727,483
				3,720,565
	Apparel, Accessories & Luxury Goods — 0.1%
1,378,000	Under Armour, Inc. (a)	7.25%	07/15/30	1,410,759
	Application Software — 3.5%
3,299,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	3,281,788
17,044,000	Cloud Software Group, Inc. (a)	9.00%	09/30/29	17,230,654
8,070,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	8,216,051
1,370,000	Cloud Software Group, Inc. (a)	6.63%	08/15/33	1,314,674
5,562,000	Ellucian Holdings, Inc. (a)	6.50%	12/01/29	5,487,210
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	1,929,285
12,000,000	McAfee Corp. (a) (b)	7.38%	02/15/30	9,562,670
15,391,000	RingCentral, Inc. (a) (b)	8.50%	08/15/30	16,171,442
				63,193,774
	Asset Management & Custody Banks — 0.4%
3,665,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	3,800,866
912,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	945,210
1,380,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	1,431,136
349,000	Osaic Holdings, Inc., Series Jan (a)	8.00%	08/01/33	362,388
				6,539,600
	Automobile Manufacturers — 0.4%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,717,881
	Automotive Retail — 0.3%
5,659,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	5,651,741
	Broadcasting — 0.8%
7,254,000	Gray Media, Inc. (a)	4.75%	10/15/30	5,605,424
4,143,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	3,773,313
4,075,000	Sinclair Television Group, Inc. (a)	8.13%	02/15/33	4,217,482
				13,596,219
	Building Products — 3.2%
3,086,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	3,157,064

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	$95,395
9,914,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	10,270,190
16,601,000	Builders FirstSource, Inc. (a) (b)	6.75%	05/15/35	17,462,243
4,474,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	4,657,206
2,272,000	LBM Acquisition LLC (a)	9.50%	06/15/31	2,395,526
6,557,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	6,765,591
4,018,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	4,109,036
3,474,000	Standard Building Solutions, Inc. (a)	5.88%	03/15/34	3,472,919
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,419,351
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,405,233
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	923,505
				57,133,259
	Cable & Satellite — 3.3%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,367,945
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	4,465,009
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	8,009,372
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	898,257
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	2,106,658
5,800,000	CSC Holdings LLC (a)	6.50%	02/01/29	3,718,624
18,851,000	CSC Holdings LLC (a)	4.50%	11/15/31	11,452,891
17,162,000	DISH Network Corp. (a)	11.75%	11/15/27	17,770,702
7,917,315	EchoStar Corp.	10.75%	11/30/29	8,683,434
				58,472,892
	Casinos & Gaming — 1.2%
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,909,379
8,292,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	7,846,888
2,587,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	2,715,421
4,733,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	4,322,226
1,592,000	Station Casinos LLC (a)	4.63%	12/01/31	1,529,571
				22,323,485
	Commercial & Residential Mortgage Finance — 2.1%
1,382,000	Freedom Mortgage Holdings LLC (a)	9.25%	02/01/29	1,447,597
5,000,000	Freedom Mortgage Holdings LLC (a)	9.13%	05/15/31	5,292,590
3,850,000	Freedom Mortgage Holdings LLC (a)	8.38%	04/01/32	4,030,084
10,000,000	PennyMac Financial Services, Inc. (a)	6.75%	02/15/34	10,098,150
2,788,000	Rocket Cos., Inc. (a)	7.13%	02/01/32	2,915,097
4,556,000	Rocket Cos., Inc. (a)	6.38%	08/01/33	4,732,367
10,000,000	UWM Holdings LLC (a)	6.25%	03/15/31	9,943,074
				38,458,959
	Commercial Printing — 0.1%
5,067,000	LABL, Inc. (a) (c) (d)	8.63%	10/01/31	2,330,820
	Construction & Engineering — 0.3%
2,442,000	AECOM (a)	6.00%	08/01/33	2,503,311
697,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	722,640
2,077,000	Williams Scotsman, Inc. (a)	7.38%	10/01/31	2,166,764
				5,392,715

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction Materials — 1.4%
$3,580,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	$3,650,304
12,509,000	Quikrete Holdings, Inc. (a) (b)	6.75%	03/01/33	13,002,142
7,500,000	Smyrna Ready Mix Concrete LLC (a)	8.88%	11/15/31	8,000,138
				24,652,584
	Consumer Finance — 0.7%
1,381,000	EZCORP, Inc. (a)	7.38%	04/01/32	1,474,594
1,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	993,261
9,796,000	FirstCash, Inc. (a) (b)	6.88%	03/01/32	10,195,207
				12,663,062
	Data Processing & Outsourced Services — 0.2%
2,077,000	Block, Inc. (a)	5.63%	08/15/30	2,115,109
1,384,000	Block, Inc. (a)	6.00%	08/15/33	1,414,389
				3,529,498
	Diversified Metals & Mining — 0.1%
1,373,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	1,370,332
700,000	SCIH Salt Holdings, Inc. (a)	6.63%	05/01/29	700,271
				2,070,603
	Diversified Support Services — 0.4%
1,945,000	RB Global Holdings, Inc. (a)	6.75%	03/15/28	1,983,571
4,522,000	RB Global Holdings, Inc. (a)	7.75%	03/15/31	4,719,327
				6,702,898
	Education Services — 0.1%
1,385,000	Graham Holdings Co. (a)	5.63%	12/01/33	1,395,142
	Electric Utilities — 1.0%
3,096,000	Alpha Generation LLC (a)	6.75%	10/15/32	3,211,719
10,000,000	Alpha Generation LLC (a)	6.25%	01/15/34	10,070,940
1,922,000	NRG Energy, Inc. (a)	5.75%	01/15/34	1,935,650
1,922,000	NRG Energy, Inc. (a)	6.00%	01/15/36	1,942,964
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,438,625
				18,599,898
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	626,176
	Environmental & Facilities Services — 1.1%
2,675,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	2,816,797
4,616,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	4,796,789
1,376,000	Clean Harbors, Inc. (a)	5.75%	10/15/33	1,406,650
8,590,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	8,846,540
1,312,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	1,366,108
				19,232,884
	Fertilizers & Agricultural Chemicals — 0.2%
2,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	1,884,905
2,027,000	Scotts Miracle-Gro (The) Co.	4.38%	02/01/32	1,912,446
				3,797,351
	Food Distributors — 1.1%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,395,974
8,582,000	US Foods, Inc. (a)	7.25%	01/15/32	9,015,065
9,700,000	US Foods, Inc. (a)	5.75%	04/15/33	9,875,671
				20,286,710

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Forest Products — 0.1%
$1,470,000	Magnera Corp. (a)	7.25%	11/15/31	$1,390,493
	Health Care Facilities — 1.8%
11,124,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	10,855,300
657,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	688,703
4,000,000	HCA, Inc.	5.50%	06/15/47	3,777,581
7,000,000	HCA, Inc.	5.25%	06/15/49	6,351,626
9,172,000	Select Medical Corp. (a) (b)	6.25%	12/01/32	8,908,980
1,706,000	Tenet Healthcare Corp. (a)	5.50%	11/15/32	1,724,366
692,000	Tenet Healthcare Corp. (a)	6.00%	11/15/33	712,415
				33,018,971
	Health Care Services — 1.3%
12,727,000	Raven Acquisition Holdings LLC (a) (b)	6.88%	11/15/31	12,770,336
10,166,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	10,247,966
				23,018,302
	Health Care Supplies — 1.0%
8,780,000	Medline Borrower, L.P. (a) (b)	3.88%	04/01/29	8,591,276
10,253,000	Medline Borrower, L.P. (a) (b)	5.25%	10/01/29	10,277,279
				18,868,555
	Health Care Technology — 1.0%
17,722,000	AthenaHealth Group, Inc. (a) (b)	6.50%	02/15/30	17,203,259
	Homebuilding — 0.6%
5,000,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	5,048,790
5,000,000	Dream Finders Homes, Inc. (a)	6.88%	09/15/30	5,069,260
696,000	Installed Building Products, Inc. (a)	5.63%	02/01/34	701,741
				10,819,791
	Homefurnishing Retail — 0.0%
690,000	Wayfair LLC (a)	6.75%	11/15/32	713,730
	Hotels, Resorts & Cruise Lines — 0.0%
688,000	RHP Hotel Properties, L.P. / RHP Finance Corp. (a)	6.50%	06/15/33	713,499
	Household Products — 0.4%
6,851,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	6,584,921
	Housewares & Specialties — 0.2%
1,031,000	Newell Brands, Inc. (a)	8.50%	06/01/28	1,081,679
2,670,000	Newell Brands, Inc.	6.63%	05/15/32	2,616,704
				3,698,383
	Human Resource & Employment Services — 0.9%
8,537,000	TriNet Group, Inc. (a)	7.13%	08/15/31	8,805,438
9,953,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	6,914,338
				15,719,776
	Independent Power Producers & Energy Traders — 2.0%
26,977,000	Lightning Power LLC (a) (b)	7.25%	08/15/32	28,728,455
2,500,000	Talen Energy Supply LLC (a)	6.25%	02/01/34	2,534,825
5,000,000	Talen Energy Supply LLC (a)	6.50%	02/01/36	5,128,567
				36,391,847
	Industrial Machinery & Supplies & Components — 0.5%
1,679,000	Gates Corp. (a)	6.88%	07/01/29	1,747,475

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$5,265,000	Madison IAQ LLC (a)	5.88%	06/30/29	$5,261,771
2,705,000	SPX FLOW, Inc. (a)	8.75%	04/01/30	2,780,983
				9,790,229
	Insurance Brokers — 10.5%
3,000,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	2,965,080
19,370,000	Acrisure LLC / Acrisure Finance, Inc. (a) (b)	7.50%	11/06/30	20,064,349
4,000,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.75%	07/01/32	4,103,728
13,365,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	10/15/27	13,410,882
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	04/15/28	17,709,745
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,785,762
4,657,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	4,792,519
1,331,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	1,379,538
10,017,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	10,284,524
6,283,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	6,202,500
7,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	6,868,224
3,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	3,328,190
3,287,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	3,230,059
19,730,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a) (b)	7.13%	05/15/31	20,301,953
8,120,000	Broadstreet Partners Group LLC (a)	5.88%	04/15/29	8,106,012
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	8,227,790
11,902,000	HUB International Ltd. (a) (b)	7.25%	06/15/30	12,424,545
9,750,000	HUB International Ltd. (a) (b)	7.38%	01/31/32	10,219,277
21,394,000	Panther Escrow Issuer LLC (a) (b)	7.13%	06/01/31	22,047,501
8,152,000	Ryan Specialty LLC (a)	5.88%	08/01/32	8,291,879
2,000,000	USI, Inc. (a)	7.50%	01/15/32	2,096,240
				187,840,297
	Interactive Media & Services — 1.0%
6,913,000	Cars.com, Inc. (a)	6.38%	11/01/28	6,920,918
9,002,000	Snap, Inc. (a)	6.88%	03/15/34	9,200,986
1,356,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (a)	3.88%	02/01/29	1,240,817
				17,362,721
	Internet Services & Infrastructure — 0.7%
4,166,000	Cipher Compute LLC (a)	7.13%	11/15/30	4,297,900
3,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	3,497,877
4,152,000	WULF Compute LLC (a)	7.75%	10/15/30	4,334,480
				12,130,257
	Investment Banking & Brokerage — 0.5%
2,500,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	2,547,642
7,039,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	7,324,845
				9,872,487
	IT Consulting & Other Services — 0.0%
690,000	CACI International, Inc. (a)	6.38%	06/15/33	716,763
	Leisure Facilities — 0.6%
2,031,000	Life Time, Inc. (a)	6.00%	11/15/31	2,083,420
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	701,407
1,852,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	1,829,174

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Leisure Facilities (Continued)
$2,780,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millennium Operations LLC (a)	8.63%	01/15/32	$2,838,894
2,671,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (a)	6.63%	05/01/32	2,730,772
				10,183,667
	Leisure Products — 0.1%
1,299,000	Amer Sports Co. (a)	6.75%	02/16/31	1,354,033
	Life Sciences Tools & Services — 1.5%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,766,166
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	938,615
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	965,403
4,291,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	4,070,565
5,000,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	5,092,960
5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	6,197,861
3,372,000	Star Parent, Inc. (a)	9.00%	10/01/30	3,563,267
				27,594,837
	Managed Health Care — 1.2%
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,979,830
4,739,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	4,268,375
15,000,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	15,116,025
				22,364,230
	Movies & Entertainment — 0.3%
9,309,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	6,210,299
	Oil & Gas Refining & Marketing — 1.5%
5,000,000	Sunoco, L.P. (a) (e)	7.88%	(f)	5,153,200
5,045,000	Sunoco, L.P. (a)	5.63%	03/15/31	5,078,292
7,281,000	Sunoco, L.P. (a)	5.88%	03/15/34	7,303,811
6,000,000	Venture Global LNG, Inc. (a) (e)	9.00%	(f)	5,282,060
2,357,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	2,412,307
2,020,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	2,137,000
				27,366,670
	Oil & Gas Storage & Transportation — 1.1%
720,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	760,349
343,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	376,263
12,101,000	Venture Global Plaquemines LNG LLC (a) (b)	7.75%	05/01/35	13,499,851
4,148,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	4,350,132
				18,986,595
	Other Specialty Retail — 0.2%
1,698,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	1,742,269
1,383,000	PetSmart LLC / PetSmart Finance Corp. (a)	10.00%	09/15/33	1,440,274
				3,182,543
	Packaged Foods & Meats — 3.0%
6,292,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	6,470,873
4,267,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	4,391,575
5,179,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	5,251,988
5,707,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	5,441,628
8,398,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	8,635,730
8,579,000	Post Holdings, Inc. (a) (b)	6.25%	02/15/32	8,819,684

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaged Foods & Meats (Continued)
$8,647,000	Post Holdings, Inc. (a)	6.38%	03/01/33	$8,720,612
6,934,000	Post Holdings, Inc. (a)	6.50%	03/15/36	6,944,462
				54,676,552
	Paper & Plastic Packaging Products & Materials — 1.1%
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	954,755
2,353,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	2,224,246
10,000,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	10,124,515
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,444,255
2,351,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	6.13%	02/01/28	2,387,408
2,251,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	2,346,730
				19,481,909
	Passenger Ground Transportation — 0.3%
5,161,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	5,345,403
	Rail Transportation — 0.3%
5,234,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	5,394,783
	Real Estate Operating Companies — 0.8%
2,500,000	Service Properties Trust	5.50%	12/15/27	2,481,794
1,250,000	Service Properties Trust	8.38%	06/15/29	1,265,906
10,000,000	Service Properties Trust	8.88%	06/15/32	9,933,743
				13,681,443
	Real Estate Services — 0.2%
1,771,000	Cushman & Wakefield US Borrower LLC (a)	8.88%	09/01/31	1,888,485
1,382,000	Taylor Morrison Communities, Inc. (a)	5.75%	11/15/32	1,419,224
				3,307,709
	Research & Consulting Services — 0.8%
8,413,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	7,238,712
696,000	CoreLogic, Inc. (a)	4.50%	05/01/28	683,564
2,073,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	2,130,196
2,763,000	Neptune Bidco US, Inc. (a)	10.38%	05/15/31	2,923,720
715,000	Neptune Bidco US, Inc. (a)	9.50%	02/15/33	728,954
689,000	Science Applications International Corp. (a)	5.88%	11/01/33	694,869
				14,400,015
	Restaurants — 0.1%
1,182,000	Brinker International, Inc. (a)	8.25%	07/15/30	1,252,714
	Security & Alarm Services — 0.5%
9,090,000	Brink’s (The) Co. (a)	6.75%	06/15/32	9,470,271
	Soft Drinks & Non-Alcoholic Beverages — 0.1%
1,384,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (a)	6.25%	04/01/29	1,386,239
	Specialized Consumer Services — 0.4%
7,625,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	8,021,485
	Systems Software — 0.9%
8,094,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,303,157
2,722,000	Gen Digital, Inc. (a)	6.25%	04/01/33	2,738,043
1,582,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	1,581,557
3,357,000	SS&C Technologies, Inc. (a)	6.50%	06/01/32	3,468,550
				16,091,307

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology Hardware, Storage & Peripherals — 0.2%
$3,502,000	Fair Isaac Corp. (a)	6.00%	05/15/33	$3,570,324
	Trading Companies & Distributors — 4.3%
2,500,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	2,615,737
10,000,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	10,556,200
347,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	349,668
7,500,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	7,940,932
347,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	348,953
3,749,731	Park River Holdings, Inc. (a)	8.75%	12/31/30	3,743,170
2,376,000	Park River Holdings, Inc. (a)	8.00%	03/15/31	2,450,110
19,171,000	QXO Building Products, Inc. (a) (b)	6.75%	04/30/32	19,773,257
692,000	Synergy Infrastructure Holdings LLC (a)	7.88%	12/01/30	723,581
22,026,000	United Rentals North America, Inc. (a) (b)	6.00%	12/15/29	22,587,399
2,050,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	2,135,823
4,257,000	White Cap Supply Holdings LLC (a)	7.38%	11/15/30	4,424,292
				77,649,122
	Transaction & Payment Processing Services — 1.0%
15,000,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a) (b)	6.75%	08/15/32	15,311,205
1,842,000	WEX, Inc. (a)	6.50%	03/15/33	1,881,198
				17,192,403
	Total Corporate Bonds and Notes			1,208,952,677
	(Cost $1,206,083,442)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 16.9%
	Advertising — 0.2%
4,226,027	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.39%	02/20/32	4,241,875
	Aerospace & Defense — 0.8%
5,700,592	Phoenix Aviation Capital Ltd. (PAC DAC LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/28/30	5,654,304
8,075,623	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	03/31/31	8,110,954
				13,765,258
	Application Software — 3.3%
17,038,155	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.90%	10/09/32	16,898,017
2,977,500	Ellucian Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	10/09/29	2,950,703
9,898,076	Internet Brands, Inc. (WebMD / MH Sub I LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.92%	05/03/28	9,014,326
6,837,442	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.57%	04/30/28	5,820,372
5,786,801	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.57%	04/30/28	1,924,111
1,636,002	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	03/01/29	1,453,996
5,116,145	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.67%	05/08/33	4,092,916

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$3,936,878	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	04/16/32	$3,661,297
6,909,794	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	7.68%	06/04/28	6,401,095
6,740,323	X.AI LLC (Project Xerxes), Fixed Rate Term Loan	12.50%	06/30/30	7,318,878
				59,535,711
	Asset Management & Custody Banks — 0.4%
7,001,746	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.92%	10/06/28	7,022,191
	Automotive Retail — 0.4%
6,277,712	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	6,286,720
	Building Products — 0.2%
2,367,777	US LBM Holdings, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	8.67%	06/06/31	2,370,405
1,683,156	US LBM Holdings, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.52%	06/06/31	1,624,414
				3,994,819
	Data Processing & Outsourced Services — 0.2%
3,515,628	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/17/28	3,030,471
1,006,073	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	6.54%	06/28/28	943,194
				3,973,665
	Diversified Support Services — 0.2%
4,383,644	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.07%	02/22/31	4,113,305
	Electronic Equipment & Instruments — 0.4%
1,915,200	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	07/12/32	1,923,176
3,101,322	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.17%	07/31/33	3,116,829
2,740,442	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.18%	08/21/28	2,541,760
				7,581,765
	Food Distributors — 0.1%
1,862,983	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	09/23/30	1,846,682
	Health Care Facilities — 0.6%
11,352,957	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	12/06/28	11,371,405
	Health Care Technology — 0.7%
2,977,500	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	02/15/29	2,944,316

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$8,539,697	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan	7.63%	05/01/31	$7,995,334
1,985,003	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.54%	03/10/28	1,974,155
				12,913,805
	Home Furnishings — 0.1%
1,277,831	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.02%	10/20/28	1,275,889
	Industrial Machinery & Supplies & Components — 0.2%
4,382,452	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	10/23/28	4,395,709
	Insurance Brokers — 3.2%
11,488,000	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.17%	05/30/33	11,734,992
13,511,826	CRC Insurance Group LLC (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.42%	05/06/32	13,613,165
5,627,832	Hyperion Insurance Group Ltd. (aka - Howden Group), Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	04/18/30	5,634,276
24,162,388	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.92%	07/02/32	24,373,809
2,714,776	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	06/17/32	2,702,913
				58,059,155
	Integrated Telecommunication Services — 0.5%
8,995,756	Numericable US LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	9,149,404
	Interactive Media & Services — 1.3%
15,838,787	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3	9.50%	10/29/29	16,420,862
6,447,091	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.45%	10/26/29	6,446,414
				22,867,276
	IT Consulting & Other Services — 0.8%
15,053,811	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.77%	10/01/27	14,445,336
	Life Sciences Tools & Services — 0.5%
8,242,773	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	09/30/30	8,257,486
	Metal, Glass & Plastic Containers — 0.2%
1,888,625	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	7.67%-7.88%	09/15/28	4,314,465
	Other Specialty Retail — 0.2%
1,055,913	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.18%	03/04/28	1,055,654
2,552,056	Petsmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	08/18/32	2,554,289
				3,609,943
	Pharmaceuticals — 0.3%
5,335,086	Opella Healthcare Group (Opal U.S. LLC), Refi Term Loan B4 (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	04/23/32	5,341,222

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services — 0.7%
$2,654,666	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	12/22/31	$2,661,302
3,855,099	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	01/31/31	3,565,966
6,315,647	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	01/31/31	5,991,971
				12,219,239
	Security & Alarm Services — 0.5%
8,821,118	Garda World Security Corporation, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/01/29	8,821,118
	Systems Software — 0.8%
1,495,044	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.35%	03/02/28	1,342,175
3,876,692	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.75%	03/02/29	3,394,587
329,989	Kaseya, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	03/20/33	317,614
2,455,800	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	07/26/32	2,369,847
6,026,847	Proofpoint, Inc., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	08/31/28	5,994,845
				13,419,068
	Trading Companies & Distributors — 0.1%
882,185	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	11/29/30	865,754
	Total Senior Floating-Rate Loan Interests			303,688,265
	(Cost $310,495,999)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 11.7%
	Aerospace & Defense — 0.4%
4,137,000	Bombardier, Inc. (a)	6.75%	06/15/33	4,350,643
3,444,000	Phoenix Aviation Capital, Ltd. (a)	9.25%	07/15/30	3,612,084
				7,962,727
	Application Software — 0.3%
5,077,000	Open Text Corp. (a)	6.90%	12/01/27	5,245,869
	Automotive Parts & Equipment — 0.4%
3,486,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	02/15/30	3,648,678
3,411,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	09/15/32	3,532,653
				7,181,331
	Building Products — 0.1%
1,500,000	Cemex S.A.B. de C.V. (a) (e)	7.20%	(f)	1,574,625
	Data Processing & Outsourced Services — 0.3%
5,874,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	5,249,007
	Diversified Support Services — 0.5%
8,153,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	8,502,576

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Electrical Components & Equipment — 0.0%
$309,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	$302,728
	Environmental & Facilities Services — 0.5%
8,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	8,691,168
	Homebuilding — 0.3%
5,000,000	Mattamy Group Corp. (a)	6.00%	12/15/33	4,916,419
	Hotels, Resorts & Cruise Lines — 0.9%
5,635,000	Carnival Corp. (a)	5.88%	06/15/31	5,828,749
7,180,000	Carnival Corp. (a)	5.75%	08/01/32	7,383,007
2,000,000	Carnival Corp. (a)	6.13%	02/15/33	2,058,356
687,000	Viking Cruises Ltd. (a)	5.88%	10/15/33	696,798
				15,966,910
	Insurance Brokers — 3.7%
20,572,000	Ardonagh Finco Ltd. (a) (b)	7.75%	02/15/31	21,279,022
15,484,000	Ardonagh Group Finance Ltd. (a) (b)	8.88%	02/15/32	15,979,150
15,000,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	7.25%	02/15/31	15,523,965
7,500,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	7,650,127
1,009,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, Series FEB. (a) (i)	8.13%	02/15/32	1,029,197
4,500,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	4,707,963
				66,169,424
	Metal, Glass & Plastic Containers — 1.0%
8,196,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.25%	01/30/31	8,427,709
6,371,000	Canpack S.A. / Canpack US LLC (a)	3.88%	11/15/29	6,097,481
1,921,000	Trivium Packaging Finance B.V. (a)	8.25%	07/15/30	2,051,021
1,419,000	Trivium Packaging Finance B.V. (a)	12.25%	01/15/31	1,553,839
				18,130,050
	Packaged Foods & Meats — 0.5%
9,149,000	Froneri Lux FinCo SARL (a)	6.00%	08/01/32	9,273,482
	Pharmaceuticals — 0.4%
8,323,000	Opal Bidco SAS (a)	6.50%	03/31/32	8,498,299
	Restaurants — 1.4%
656,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	672,989
25,510,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	4.00%	10/15/30	24,354,685
				25,027,674
	Security & Alarm Services — 0.5%
342,000	Garda World Security Corp. (a)	8.25%	08/01/32	349,678
8,793,000	Garda World Security Corp. (a)	8.38%	11/15/32	9,034,069
				9,383,747
	Specialized Consumer Services — 0.4%
7,100,000	Belron UK Finance PLC (a)	5.75%	10/15/29	7,238,956
	Wireless Telecommunication Services — 0.1%
1,428,000	Ziggo BV (a)	4.88%	01/15/30	1,349,145
	Total Foreign Corporate Bonds and Notes			210,664,137
	(Cost $206,313,944)

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (d) (j) (k)	$10,398
	(Cost $2,979,179)
MONEY MARKET FUNDS — 1.1%
20,395,061	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (l)	20,395,061
	(Cost $20,395,061)

	Total Investments — 97.0%	1,743,710,538
	(Cost $1,746,267,625)
	Net Other Assets and Liabilities — 3.0%	53,672,119
	Net Assets — 100.0%	$1,797,382,657

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $1,349,633,457 or
75.1% of net assets.

(b)	This security or a portion of this security is segregated as collateral for borrowings. At January 31, 2026, the segregated value of these securities amounts to $249,539,880.
(c)	This issuer is in default and interest is not being accrued by the Fund.
(d)	This issuer has filed for protection in bankruptcy court.
(e)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(f)	Perpetual maturity.
(g)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(h)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(i)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.
(j)	Non-income producing security.
(k)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(l)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,208,952,677	$—	$1,208,952,677	$—
Senior Floating-Rate Loan Interests*	303,688,265	—	303,688,265	—
Foreign Corporate Bonds and Notes*	210,664,137	—	210,664,137	—
Common Stocks*	10,398	—	10,398	—
Money Market Funds	20,395,061	20,395,061	—	—
Total Investments	$1,743,710,538	$20,395,061	$1,723,315,477	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.04	$2,979,179	$10,398	0.00%*

*	Amount is less than 0.01%.